EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on June 4, 2014 (Accession No. 0001193125-14-225829), to the Prospectus and Statement of Additional Information dated October 1, 2013, for the Deutsche X-trackers 2010 Target Date ETF (formerly known as the db X-trackers 2010 Target Date Fund), Deutsche X-trackers 2020 Target Date ETF (formerly known as the db X-trackers 2020 Target Date Fund), Deutsche X-trackers 2030 Target Date ETF (formerly known as the db X-trackers 2030 Target Date Fund), Deutsche X-trackers 2040 Target Date ETF (formerly known as the db X-trackers 2040 Target Date Fund) and Deutsche X-trackers In-Target Date ETF (formerly known as the db X-trackers In-Target Date Fund), each a series of db-X Exchange-Traded Funds, Inc.